Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net	$ 9,890,099		$ 10,998,869
Expenses related to unsuccessful wells	$ 1,569,446	$ 10,512,451